Finance Receivables and Operating Leases	12 Months Ended
Dec. 31, 2013
Finance Receivables and Operating Leases
6.	Finance Receivables and Operating Leases

Finance receivables represent financing leases which consist of sales-type leases and direct-financing leases resulting from the sales of Canon’s and complementary third-party products primarily in foreign countries. These receivables typically have terms ranging from 1 year to 6 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2013	2012
	(Millions of yen)
Total minimum lease payments receivable	¥278,621	¥231,221
Unguaranteed residual values	9,566	8,863
Executory costs	(2,184)	(2,598)
Unearned income	(29,875)	(27,521)

	256,128	209,965
Less allowance for credit losses	(7,323)	(6,908)

	248,805	203,057
Less current portion	(91,025)	(74,168)

	¥157,780	¥128,889

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2013	2012
	(Millions of yen)
Balance at beginning of year	¥6,908	¥7,039
Charge-offs	(1,278)	(1,304)
Provision	212	1,922
Other	1,481	(749)

Balance at end of year	¥7,323	¥6,908

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history, and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables are evaluated collectively based on historical experience of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or individually evaluated for impairment at December 31, 2013 and 2012 are not significant.

The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2013 and 2012 was ¥103,403 million and ¥80,186 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2013 and 2012 was ¥78,821 million and ¥58,433 million, respectively.

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2013.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2014	¥109,408	¥7,639
2015	82,900	4,154
2016	51,963	2,148
2017	25,423	1,070
2018	8,427	309
Thereafter	500	419

	¥278,621	¥15,739